Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Changes in Non Cash Working Capital
a) Changes in non-cash working capital

	2021	2020	2019

Trade and other receivables ( increase )	$ (3,342,737)	$ (2,006,780)	$ (169,896)

Long-term receivables decrease (increase)	1,682,646	(924,625)	(3,662,207)

Prepaid expenses and other assets decrease ( increase )	(591,737)	(1,119,123)	150,991

Trade payables and accrued liabilities (decrease) increase	(782,561)	2,513,477	1,102,361

Deferred revenue increase	1,045,868	632,839	447,511

Decrease in working capital	$ (1,988,521)	$ (904,212)	$ (2,131,240)

Summary of Non Cash Investing and Financing Activities
c) Non-cash investing and financing activities

For the years ended December 31,		2021	2020	2019

Value of shares issued in business combination		$–	$8,186,620	$13,320,000

Value of shares issued on conversion of 2021 Debentures	14(b)	$14,436,728	$–	$–

Value of share issued on conversion of 2019 Debentures		$–	$50,000	$–

Value of shares issued on AirFusion asset acquisition		$–	$820,000	$–

Settlement of liabilities through issuance of common shares or RSUs		$–	$143,002	$84,252

Non-cash accretion of interest included in finance cost		$3,015,294	$2,145,706	$909,158

Non-cash broker warrants compensation	19 (b)	$294,894	$–	$–

Non-cash underwriter warrants compensation	1 9 (b)	$162,947	$–	$–

Non-cash warrants consideration associated with credit facility		$195,066	$–	$–

Shares issued to extinguish the loan from Flow Capital		$–	$–	$606,495

Addition to right-of-use assets		$–	$599,861	$468,703

Addition to lease liabilities		$–	$599,861	$586,000

Summary of Changes in liabilities arising from financing activities

	2021	2020	2019

Balance of loans, borrowings and PPP loans, beginning of year	$ 14,102,718	$ 13,973,055	$ 78,285

New advances	10,664,916	8,726,766	16,539,700

Repayments of principal	(9,781,554)	(9,011,638)	(6,787,528)

Repayments of interest	(757,950)	(642,809)	(500,413)

Liability assumed	–	–	2,904,355

Liability related items

Assumption of loans in business combination	–	371,609	1,339,546

Forgiveness of PPP Loans	(1,835,237)	(124,507)	–

Finance fees paid	(191,310)	–

Non-cash related items

Accretion of interest and debt issuance costs	869,567	959,058	445,762

Loss on debt modification	138,908	–	–

Foreign exchange and other	5,543	(148,816)	(46,652)

Balance of loans, borrowings and PPP loans, end of year	$ 13,215,601	$ 14,102,718	$ 13,973,055